Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.80%
Aerospace & Defense–6.09%
AeroVironment, Inc.(b)(c)	55,449	$15,436,447
Axon Enterprise, Inc.(b)	19,031	9,203,011
Curtiss-Wright Corp.	38,326	25,168,301
General Electric Co.	70,773	21,712,449
Karman Holdings, Inc.(b)(c)	255,832	26,555,362
Kratos Defense & Security Solutions, Inc.(b)	134,873	13,893,268
Rocket Lab Corp.(b)(c)	283,822	22,725,627
		134,694,465
Application Software–2.29%
Datadog, Inc., Class A(b)	245,483	31,745,862
Palantir Technologies, Inc., Class A(b)	128,068	18,773,488
		50,519,350
Automobile Manufacturers–0.96%
Tesla, Inc.(b)	49,391	21,258,380
Broadline Retail–2.98%
Amazon.com, Inc.(b)	275,420	65,908,006
Communications Equipment–3.92%
Arista Networks, Inc.(b)	303,690	43,045,020
Lumentum Holdings, Inc.(b)	111,044	43,511,481
		86,556,501
Construction & Engineering–1.42%
Comfort Systems USA, Inc.	27,387	31,278,693
Diversified Metals & Mining–0.95%
MP Materials Corp.(b)(c)	357,643	21,018,679
Electrical Components & Equipment–0.99%
Vertiv Holdings Co., Class A	117,742	21,921,206
Electronic Components–3.31%
Amphenol Corp., Class A	300,301	43,267,368
Coherent Corp.(b)	141,168	29,953,026
		73,220,394
Electronic Equipment & Instruments–1.56%
Advanced Energy Industries, Inc.(c)	135,343	34,561,188
Electronic Manufacturing Services–3.78%
Flex Ltd.(b)	543,426	34,257,575
TTM Technologies, Inc.(b)	501,527	49,249,951
		83,507,526
Heavy Electrical Equipment–1.01%
Bloom Energy Corp., Class A(b)	147,688	22,355,533
Interactive Media & Services–9.67%
Alphabet, Inc., Class A	359,043	121,356,534
Meta Platforms, Inc., Class A	107,702	77,168,483
Reddit, Inc., Class A(b)	83,636	15,077,062
		213,602,079
Shares		Value
Internet Services & Infrastructure–7.30%
Cloudflare, Inc., Class A(b)	164,183	$29,117,855
MongoDB, Inc.(b)	138,604	51,467,823
Shopify, Inc., Class A (Canada)(b)	292,408	38,372,702
Snowflake, Inc., Class A(b)	219,768	42,349,294
		161,307,674
Investment Banking & Brokerage–0.82%
Robinhood Markets, Inc., Class A(b)	182,185	18,123,764
Semiconductor Materials & Equipment–11.56%
ASML Holding N.V., New York Shares (Netherlands)	33,355	47,464,165
Entegris, Inc.	244,499	28,867,997
Lam Research Corp.	338,841	79,105,820
Nova Ltd. (Israel)(b)	101,240	46,351,721
Teradyne, Inc.	222,554	53,646,642
		255,436,345
Semiconductors–29.88%
Advanced Micro Devices, Inc.(b)	220,644	52,233,054
Broadcom, Inc.	298,689	98,955,666
Impinj, Inc.(b)(c)	183,747	25,375,461
Lattice Semiconductor Corp.(b)	533,803	42,981,817
MACOM Technology Solutions Holdings, Inc.(b)	258,933	56,721,863
Monolithic Power Systems, Inc.	42,850	48,169,827
NVIDIA Corp.	921,232	176,075,072
Rambus, Inc.(b)	208,271	23,707,488
Silicon Laboratories, Inc.(b)(c)	159,935	22,782,741
SiTime Corp.(b)	62,691	22,763,729
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	274,389	90,702,028
		660,468,746
Systems Software–5.60%
JFrog Ltd.(b)	475,850	26,076,580
Microsoft Corp.	198,179	85,274,442
Zscaler, Inc.(b)	61,754	12,351,417
		123,702,439
Technology Hardware, Storage & Peripherals–4.71%
Apple, Inc.	261,378	67,822,364
Western Digital Corp.	144,679	36,203,026
		104,025,390
Total Common Stocks & Other Equity Interests (Cost $1,399,365,676)		2,183,466,358
Money Market Funds–1.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	8,824,082	8,824,082
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	16,392,650	16,392,650
Total Money Market Funds (Cost $25,216,732)		25,216,732
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,424,582,408)		2,208,683,090
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.96%
Invesco Private Government Fund, 3.65%(d)(e)(f)	30,474,443	$30,474,443
Invesco Private Prime Fund, 3.80%(d)(e)(f)	79,195,434	79,219,193
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $109,693,636)		109,693,636
TOTAL INVESTMENTS IN SECURITIES–104.90% (Cost $1,534,276,044)		2,318,376,726
OTHER ASSETS LESS LIABILITIES—(4.90)%		(108,247,825)
NET ASSETS–100.00%		$2,210,128,901
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,931,042	$163,272,620	$(163,379,580)	$-	$-	$8,824,082	$221,678
Invesco Treasury Portfolio, Institutional Class	16,924,052	303,220,579	(303,751,981)	-	-	16,392,650	411,461
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,874,972	265,169,625	(236,570,154)	-	-	30,474,443	469,718*
Invesco Private Prime Fund	4,876,355	583,974,005	(509,627,388)	-	(3,779)	79,219,193	1,262,458*
Total	$32,606,421	$1,315,636,829	$(1,213,329,103)	$-	$(3,779)	$134,910,368	$2,365,315

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,183,466,358	$—	$—	$2,183,466,358
Money Market Funds	25,216,732	109,693,636	—	134,910,368
Total Investments	$2,208,683,090	$109,693,636	$—	$2,318,376,726
Invesco Technology Fund